ACCRUED EXPENSES - 10-K (Details) $ in Thousands	1 Months Ended		22 Months Ended
	Dec. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) employee	Sep. 30, 2023 USD ($)	Dec. 31, 2021 USD ($)
Accrued Expenses [Line Items]
Total accrued expenses	$ 36		$ 36	$ 1,143
Private GRI
Accrued Expenses [Line Items]
Accrued compensation	33		33		$ 142
Accrued interest	0		0		1,111
Other	3		3		18
Total accrued expenses	36		$ 36		$ 1,271
Number of executives | employee			2
Accrued compensation released in exchange for restricted stock awards	$ 417	$ 1,406